Sundry Income, Net	12 Months Ended
Jun. 30, 2021
Other Income and Expenses [Abstract]
SUNDRY INCOME, NET
13.	SUNDRY INCOME, NET

Components of sundry income, net are as follows:

	For the years ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Government grants	415	5,104	4,945	765
Others	(156)	(27)	(255)	(39)
Total sundry income, net	259	5,077	4,690	726

Government grants were recognized as other income when received upon the compliance with the conditions, and primarily represented subsidies received from the local governments as reward for financial contribution and capital expenditure incurred on certain projects.